Employee Benefits - Pension Costs (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Compensation Related Costs [Abstract]
Pension plan based on multi-employer union plan	€ 54,915	€ 50,808	€ 46,542
Pension plans based on defined contribution	30,762	28,909	24,774
Pension and retirement expenses	€ 85,677	€ 79,717	€ 71,316